Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 4,285	$ 3,242
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	577	646
Provision for loan losses	1,037	1,137
Net gains on securities	(378)	(627)
Net gains on sales of loans	(1,059)	(610)
Originations of loans held for sale	(46,963)	(37,311)
Proceeds from sales of loans held for sale	49,916	39,028
Recognition of mortgage servicing rights	(174)	(66)
Amortization of mortgage servicing rights	139	105
Net change in mortgage servicing rights valuation allowance	39	27
Loss on sales of other real estate owned	31	193
Write down of other real estate owned	280	185
Earnings on life insurance, net	(387)	(397)
Amortization of intangible assets	111	201
ESOP compensation expense	195	81
Stock award and option expense	243	71
Amortization of issuance costs of unsecured borrowing	19	65
Changes in assets and liabilities:
Accrued interest receivable and other assets	52	733
Accrued interest payable and other liabilities	118	(174)
Net cash from operating activities	8,081	6,529
Cash flows from investing activities
Net change in loans	(20,107)	(24,582)
Proceeds from sales of other real estate owned	536	1,315
Proceeds from maturities, calls and principal repayments of securities available for sale	20,326	19,236
Proceeds from sales of securities available for sale	28,059	39,873
Proceeds from redemption of FHLB stock		221
Net change in interest-bearing time deposits at other financial institutions	(7,141)
Purchases of securities available for sale	(41,425)	(66,408)
Premises and equipment expenditures, net	(312)	(154)
Net cash from investing activities	(20,064)	(30,499)
Cash flows from financing activities
Net change in deposits	15,410	16,222
Proceeds from FHLB long-term advances	32,500	27,500
Repayment of FHLB long-term advances	(51,524)	(12,297)
Net change in FHLB short-term advances	(3,988)	(4,857)
Repayment of FDIC guaranteed unsecured borrowing	(5,000)
Net proceeds from stock offering	26,344
Purchase of shares by ESOP pursuant to reorganization	(2,241)
Dividends paid on common stock	(807)	(186)
Purchase of treasury stock		(134)
Net cash from financing activities	10,694	26,248
Net change in cash and cash equivalents	(1,289)	2,278
Cash and cash equivalents at beginning of year	8,146	5,868
Cash and cash equivalents at end of year	6,857	8,146
Cash paid during the period for:
Interest paid	4,590	5,882
Income taxes paid	1,661	300
Supplemental noncash disclosures:
Transfers from loans receivable to other real estate owned	$ 737	$ 1,189